Note 11 - Stock Option Plan and Stock-based Compensation (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	192,898		192,898	192,898	65,471	112,932
Share-based Payment Arrangement, Expense	$ 39,876	$ 17,089	$ 79,562	$ 106,713	$ 0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 201,835		$ 201,835	281,397	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments				$ 0
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			0	127,427	0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)				6 years 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				93.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.31%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)				5 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				87.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.95%
Equity Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				65,471
Equity Incentive Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				1,384,761
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Percent of Increase				10.00%
Equity Incentive Plan 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)				1,384,761